Stockholders' Equity (Deficit) - Preferred Stock Terms (Details) - USD ($) $ / shares in Units, $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Temporary Equity [Line Items]
Redeemable Convertible Preferred Stock Authorized	0	69,613,565
Redeemable Convertible Preferred Stock Issued and Outstanding	0	69,613,562	69,613,562
Carrying Value	$ 0	$ 420,989	$ 420,989
Liquidation Preference	$ 0	$ 435,579
Series A redeemable convertible preferred stock
Temporary Equity [Line Items]
Redeemable Convertible Preferred Stock Authorized		18,421,897
Redeemable Convertible Preferred Stock Issued and Outstanding		18,421,897
Carrying Value		$ 74,079
Liquidation Preference		$ 74,079
Issuance Price (in dollars per share)		$ 4.0212
Series B redeemable convertible preferred stock
Temporary Equity [Line Items]
Redeemable Convertible Preferred Stock Authorized		24,137,647
Redeemable Convertible Preferred Stock Issued and Outstanding		24,137,647
Carrying Value		$ 127,358
Liquidation Preference		$ 136,500
Issuance Price (in dollars per share)		$ 5.6550
Series C redeemable convertible preferred stock
Temporary Equity [Line Items]
Redeemable Convertible Preferred Stock Authorized		11,241,286
Redeemable Convertible Preferred Stock Issued and Outstanding		11,241,283
Carrying Value		$ 70,704
Liquidation Preference		$ 75,000
Issuance Price (in dollars per share)		$ 6.6717
Series D redeemable convertible preferred stock
Temporary Equity [Line Items]
Redeemable Convertible Preferred Stock Authorized		15,812,735
Redeemable Convertible Preferred Stock Issued and Outstanding		15,812,735
Carrying Value		$ 148,848
Liquidation Preference		$ 150,000
Issuance Price (in dollars per share)		$ 9.4859